Condensed Parent Company Only Financial Statements - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities:
Net income (loss)	$ 88,769	$ 804	$ 3,254	$ 1,869	$ 1,172	$ 2,186	$ 2,809	$ 3,633	$ 588	$ 2,890	$ 351	$ 1,926	$ 94,696	$ 9,800	$ 5,755
Adjustments:
Share-based compensation expense													2,138	1,530	1,080
Change in other assets													1,316	887	9,152
Change in other liabilities													892	218	3,261
Net cash provided by (used in) operating activities													(12,906)	13,365	90,748
Investing Activities:
Purchase of investment securities													(17,604)	(190,597)	(154,717)
Net cash (used in) investing activities													(8,128)	(1,873)	(22,701)
Financing Activities:
Net issuance (repurchase) of common stock in the settlement of restricted stock units													(408)	(259)	0
Common stock surrendered													0	0	(3)
Net cash provided by (used in) financing activities													(18,839)	29,826	(106,963)
Increase (decrease) in cash and cash equivalents													(39,873)	41,318	(38,916)
Cash and cash equivalents at beginning of period				103,619				62,301				101,217	103,619	62,301	101,217
Cash and cash equivalents at end of period	63,746				103,619				62,301				63,746	103,619	62,301
Parent Company
Operating Activities:
Net income (loss)													92,955	9,329	4,076
Adjustments:
Equity in undistributed (earnings) loss of subsidiaries													(96,230)	(14,876)	(8,709)
Amortization of intangibles													465	241	490
Share-based compensation expense													1,725	1,530	1,080
Change in other assets													366	(118)	5,850
Change in other liabilities													(788)	(4,510)	1,112
Net cash provided by (used in) operating activities													(1,507)	(8,404)	3,899
Investing Activities:
Investment in subsidiaries													0	0	0
Purchase of investment securities													0	(830)	0
Net cash (used in) investing activities													0	(830)	0
Financing Activities:
Net issuance (repurchase) of common stock in the settlement of restricted stock units													5	(259)	0
Common stock surrendered													0	0	(3)
Net cash provided by (used in) financing activities													5	(259)	(3)
Increase (decrease) in cash and cash equivalents													(1,502)	(9,493)	3,896
Cash and cash equivalents at beginning of period				$ 15,887				$ 25,380				$ 21,484	15,887	25,380	21,484
Cash and cash equivalents at end of period	$ 14,385				$ 15,887				$ 25,380				$ 14,385	$ 15,887	$ 25,380